Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
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Detail of financial liabilities	Detail of financial liabilities

	As of December 31, 2023	As of December 31, 2024

	$ in thousands
Conditional advances	1,448	3,189
Lease debts	42,948	34,245
State Guaranteed loan « PGE »	8,950	3,599
EIB loan	18,046	37,202
EIB warrants	7,797	6,010
Other non-current financial liabilities	12,884	881
Total non-current financial liabilities and non-current lease debts	92,073	85,127
Lease debts	8,502	8,385
State Guaranteed loan « PGE »	5,162	4,841
Other current financial liabilities	126	11,293
Total current financial liabilities and current lease debts	13,790	24,519
Trade payables	19,069	18,664
Other current liabilities	10,219	10,097
Total Financial liabilities	135,151	138,408

Disclosure of reconciliation of movements of liabilities to cash flows arising from financing liabilities

Reconciliation of movements of liabilities to cash flows arising from financing liabilities is as follows:

	As of December 31, 2023	Proceeds from new debts	Debt repayments	Other non-cash additions	Reclassifications	Interest expense	Interest paid	Non-cash change in fair value	Currency translation adjustment	As of December 31, 2024

	$ in thousands
Conditional advances	1,448	1,656	-	16	-	232	-	-	(163)	3,189
Lease debts	42,948	-	-	408	(8,513)	-	-	-	(597)	34,245
State Guaranteed loan « PGE »	8,950	-	-	-	(5,017)	-	-	-	(334)	3,599
EIB loan	18,046	17,248	-	79	-	3,751	-	-	(1,921)	37,202
EIB warrants	7,797	4,297	-	-	-	-	-	(5,673)	(412)	6,010
Other non-current financial liabilities	12,884	-	-	-	(11,757)	-	-	-	(246)	881
Total non-current financial liabilities and non-current lease debts	92,073	23,201	-	502	(25,288)	3,983	-	(5,673)	(3,671)	85,127
Lease debts	8,502	-	(8,426)	-	8,513	2,636	(2,636)	-	(203)	8,385
State Guaranteed loan « PGE »	5,162	-	(5,001)	-	5,017	130	(145)	-	(322)	4,841
Other current financial liabilities	126	-	-	-	11,757	705	(702)	-	(594)	11,293
Total current financial liabilities and current lease debts	13,790	-	(13,427)	-	25,288	3,471	(3,483)	-	(1,119)	24,519

Disclosure of assumptions and results of the warrants valuation

The assumptions and results of the warrants valuation are detailed in the following tables:

Warrants Tranche A
Grant date *	4/17/2023
Expiration date	4/17/2043
Number of options granted	2,779,188
Share entitlement per option	1
Exercise price (in euros per option)	1.92
Valuation method	Longstaff Schwartz

* The grant date retained is the collection date of the Tranche A as this is the issuance date defined in the contract.

	Warrants Tranche A
	As of April 17, 2023	As of December 31, 2023	As of December 31, 2024
Number of warrants granted	2,779,188	2,779,188	2,779,188
Share price (in euros)	1.87	2.76	1.63
Average life of options (in years)	20.00	19.55	18.55
Expected volatility	81.3%	67.6%	45.6%
Put option cap (in € thousands)	7.196	8.256
Risk free rate	2.85%	2.5%	2.4%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	1.73	2.54	1.19
Fair value in $ thousands	5,280	7,797	3,447

The assumptions and results of the warrants valuation for Tranche B are detailed in the following tables:

Warrants Tranche B
Grant date *	1/25/2024
Expiration date	1/25/2044
Number of options granted	1,460,053
Share entitlement per option	1
Exercise price (in euros per option)	2.53
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche B as this is the issuance date defined in the contract.

	Warrants Tranche B
	As of January 25, 2024	As of December 31, 2024
Number of warrants granted	1,460,053	1,460,053
Share price (in euros)	2.51	1.63
Average life of options (in years)	20.00	19.09
Expected volatility	60.4%	45.6%
Risk free rate	2.7%	2.4%
Expected dividends	0%	0%
Fair value per options (in euros per share)	2.22	1.15
Fair value in $ thousands	3,534	1,750

The assumptions and results of the warrants valuation for Tranche C are detailed in the following tables:

Warrants Tranche C
Grant date *	12/18/2024
Expiration date	12/18/2044
Number of options granted	611,426
Share entitlement per option	1
Exercise price (in euros per option)	1.70
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche C as this is the issuance date defined in the contract.

	Warrants Tranche C
	As of December 18, 2024	As of December 31, 2024
Number of warrants granted	611,426	611,426
Share price (in euros)	1.56	1.63
Average life of options (in years)	20.00	19.97
Expected volatility	45.3%	45.6%
Risk free rate	2.2%	2.4%
Expected dividends	0%	0%
Fair value per options (in euros per share)	1.19	1.28
Fair value in $ thousands	755	813

Disclosure of sensitivity analysis on the expected volatility

We conducted sensitivity analysis on the expected volatility of 5% as a standard practice. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of April 17, 2023	Fair value in $ thousands
Expected volatility -5%	5,261
Expected volatility	5,280
Expected volatility +5%	5,286

As of December 31, 2023	Fair value in $ thousands
Expected volatility -5%	7,690
Expected volatility	7,797
Expected volatility +5%	7,871

As of December 31, 2024	Fair value in $ thousands
Expected volatility -5%	3,236
Expected volatility	3,447
Expected volatility +5%	3,627

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of January 25, 2024	Fair value in $ thousands
Expected volatility -5%	3,358
Expected volatility	3,534
Expected volatility +5%	3,711

As of December 31, 2024	Fair value in $ thousands
Expected volatility -5%	1,613
Expected volatility	1,750
Expected volatility +5%	1,869

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of December 18, 2024	Fair value in $ thousands
Expected volatility -5%	712
Expected volatility	755
Expected volatility +5%	791

As of December 31, 2024	Fair value in $ thousands
Expected volatility -5%	766
Expected volatility	813
Expected volatility +5%	856

Due dates of the financial liabilities	Due dates of the financial liabilities

Balance as of December 31, 2024	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	42,630	10,558	28,657	12,782
Financial liabilities	67,016	16,573	36,618	36,538
Financial liabilities	109,646	27,131	65,275	49,321
Trade payables	18,664	18,664	-	-
Other current liabilities	10,097	10,097	-	-
Total financial liabilities	138,408	55,893	65,275	49,321

The above remaining contractual maturities are undiscounted amounts, they include future interests to be paid.

Balance as of December 31, 2023	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	51,450	8,502	28,369	14,579
Other financial liabilities	54,413	5,289	21,862	27,263
Financial liabilities	105,863	13,790	50,230	41,842
Trade payables	19,069	19,069	-	-
Other current liabilities	10,219	10,219	-	-
Total financial liabilities	135,151	43,078	50,230	41,842